Note 15 - Commitments and Contingencies - Contractual Obligations and Commitments (Details) $ in Thousands	Dec. 31, 2021 USD ($)
Statement Line Items [Line Items]
Total Obligations and Commitments	$ 145
Committed exploration expenditures [member]
Statement Line Items [Line Items]
Contractual capital commitments	0
Minera Juanicipio [member]
Statement Line Items [Line Items]
Contractual capital commitments	0	[1],[2]
Consulting contract [member]
Statement Line Items [Line Items]
Consulting contract commitments	$ 145

[1]	According to the operator, Fresnillo, contractual commitments including project development and for continuing operations total $36,682 and purchase orders issued for project capital and sustaining capital total $43,584, with respect to the Juanicipio Project on a 100% basis as at December 31, 2021 (December 31, 2020: combined contractual commitments and purchase orders issued totaled $192,173 on a 100% basis).
[2]	Although the Company makes cash advances to the Juanicipio Entities as cash called by the operator Fresnillo (based on approved budgets), they are not contractual obligations. The Company intends, however, to continue to fund its share of cash calls and avoid dilution of its ownership interest in the Juanicipio Entities.